Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Line Items]
Summary of Income Tax Provision (Benefit)
The income tax provision (benefit) from continuing operations is summarized as follows:

	December 31, 2023	December 31, 2022
Current
Federal	$(53)	—
State	$52	—

Total current tax provision	(1)	—
Deferred
Federal	3,441	—
State	$622	$(298)

Total deferred income tax provision (benefit)	4,063	(298)
Change in valuation allowance	$1	$—

Total tax benefit	$4,063	$(298)

Schedule of Net Deferred Tax Assets and Liabilities
The tax effects of the primary temporary differences included in net deferred tax assets and liabilities consist of the following:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Net operating loss carryforwards	$—	$453
Cryptocurrency impairment and appreciation	1	—
Lease Liability	635	126
Accruals	50	—
Reserves	58	—
Capitalized expenses	24	7

Gross deferred tax assets	$768	$586
Valuation allowance – US	(21)	—

Net deferred tax assets	747	586

Deferred Tax Liabilities
Debt discount	(2,358)	(601)
Depreciation	(2,091)	(96)
Right-of-use asset	(602)	(110)
Other	—	(8)

Deferred tax liabilities	(5,051)	(815)

Net deferred tax assets (liabilities)	$(4,304)	$(229)

Schedule of Reconciliations of Tax Expense (Benefit) Based on the US Federal Statutory Rate with Actual Tax Expense
The following table reconciles the tax expense (benefit) based on the US federal statutory rate with actual tax expense (benefit):

	December 31, 2023	December 31, 2022
Income tax expense (benefit) at federal statutory tax rate	$(594)	$(13,000)
State taxes, net of federal tax expense (benefit)	(1,167)	(298)
Change in valuation allowance	1	—
Partnership C-Corp federal rate differential	529	13,000
Corporate DTA remeasurements	3,714	—
Partnership tax attribute write-offs	1,416	—
Provision to return	138	—
Other	26	—

Net deferred tax expense (benefit)	$4,063	$(298)